Marketable Securities	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Marketable Securities
Note 5 - Marketable Securities
The Company's investment in marketable securities as of December 31, 2020 and 2021 are classified as ''held-to-maturity'' and consist of the following:
	Amortized cost basis**	Gross unrealized holding gains	Gross unrealized holding (losses)	Aggregate fair value*
	US$ thousands
At December 31, 2021
Held to maturity:
Corporate debt securities and government debt securities
Current	8,300	43	(19)	8,324
Non-Current (1 to 4 years)	23,966	10	(512)	23,464

	32,266	53	(531)	31,788

At December 31, 2020
Held to maturity:
Corporate debt securities and government debt securities
Current	35,445	265	(102)	35,608
Non-Current (1 to 5 years)	15,365	339	-	15,704

	50,810	604	(102)	51,312
*	Fair value is being determined using Level 2 inputs.
**	Including accrued interest in the amount of US$ 412 thousand and US$ 227 thousand as of December 31, 2020 and 2021, respectively.

The accrued interest is presented as part of other receivables on the balance sheet.
Activity in marketable securities in 2021	US$ thousands

Balance at January 1, 2020	61,125

Purchases of marketable securities	6,558
Discount on marketable securities, net	(244)
Proceeds from maturity of marketable securities	(16,629)

Balance at January 1, 2021	50,810

Purchases of marketable securities	19,927
Discount on marketable securities, net	(621)
Proceeds from maturity of marketable securities	(37,850)

Balance at December 31, 2021	32,266
The following table summarizes the gross unrealized losses or gains on investment securities and the fair value of those securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss or gain position, at December 31, 2021:

	Less than 12 months		12 months or more		Total
Held to maturity:	Unrealized Losses	Fair value	Unrealized Losses	Fair value	Unrealized Losses	Fair value

Corporate debt securities and government debt securities	(531)	25,814	—	—	(531)	25,814

	Less than 12 months		12 months or more		Total
Held to maturity:	Unrealized Gains	Fair value	Unrealized Gains	Fair value	Unrealized Gains	Fair value

Corporate debt securities and government debt securities	—	—	53	5,974	53	5,974
The unrealized losses or gains on the investments were caused by changes in interest rate. The Company has the ability and intent to hold these investments until maturity and it is more likely than not that the Company will not be required to sell any of the securities before recovery.